Reserves (Tables)	12 Months Ended
Jun. 30, 2018
Share capital, reserves and other equity interest [Abstract]
Schedule of reserves
Reserves comprise the following:

	As of June 30,
	2018	2017	2016
	(U.S. $ in thousands)
Reserves
Share premium	$454,766	$450,959	$441,734
Other capital reserves	557,100	437,346	244,335
Cash flow hedge reserve	(3,624)	2,215	—
Foreign currency translation reserve	4,407	4,289	4,149
Investments at fair value through other comprehensive income reserve	(844)	(258)	550
Total reserves	$1,011,805	$894,551	$690,768

Amount
(U.S. $ in thousands)
Share premium
Balance as of July 1, 2016	$441,734
Share options exercise	8,858
Early exercise vesting	367
Balance as of June 30, 2017	450,959
Share options exercise	3,761
Early exercise vesting	46
Balance as of June 30, 2018	$454,766

Amount
(U.S. $ in thousands)
Other capital reserves
Balance as of July 1, 2016	$244,335
Share issuance for settlement of RSUs	(451)
Replacement equity awards related to business combination	20,193
Share-based payments	137,458
Tax benefit from share plans	35,811
Balance as of June 30, 2017	437,346
Share issuance for settlement of RSUs	(525)
Share-based payments	162,873
Tax benefit from share plans	140
Reduction in deferred tax assets	(42,734)
Balance as of June 30, 2018	$557,100

Amount
(U.S. $ in thousands)
Cash flow hedge reserve
Balance as of July 1, 2016	$—
Net gain on derivative instruments	2,215
Balance as of June 30, 2017	2,215
Net loss on derivative instruments	(5,839)
Balance as of June 30, 2018	$(3,624)

Amount
(U.S. $ in thousands)
Foreign currency translation reserve
Balance as of July 1, 2016	$4,149
Translation adjustment	140
Balance as of June 30, 2017	4,289
Translation adjustment	118
Balance as of June 30, 2018	$4,407

Amount
(U.S. $ in thousands)
Investments at fair value through other comprehensive income reserve
Balance as of July 1, 2016	$550
Net change in unrealized gain (loss) on investments classified at fair value through other comprehensive income, net of tax	(808)
Balance as of June 30, 2017	(258)
Net change in unrealized gain (loss) on investments classified at fair value through other comprehensive income	(586)
Balance as of June 30, 2018	$(844)